Description of Business (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Jul. 02, 2013	Dec. 31, 2012	Apr. 15, 2014 Subsequent Event
Cancellation of shares in reverse merger		120,520,000
Consumtion of oil and gas description	The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.
Cash and cash equivalents	$ 1,201,000		$ 93,000	$ 100,000
Short term liabilities	$ 1,494,000		$ 419,000	$ 1,000,000